PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2013
PREPAID LAND USE RIGHTS [Abstract]
PREPAID LAND USE RIGHTS
5.	PREPAID LAND USE RIGHTS

	At December 31,
	2012	2013
	$	$

Prepaid land use rights, cost	30,086,477	30,086,477
Less: Accumulated amortization	(1,539,060)	(2,201,737)

Prepaid land use rights, net	28,547,417	27,884,740

In 2012, the Group acquired a land use right in Nanjing, Jiangsu Province from its related party, in the amount of $5.8 million, for its planned future expansion of its solar module manufacturing capacity.

Amortization expense was $300,536, $637,687 and $662,677 for the years ended December 31, 2011, 2012 and 2013.

In 2014, 2015, 2016, 2017 and 2018, the Group will record annual amortization expense of approximately $654,445.